Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000092399
Shareholder Report [Line Items]
Fund Name	ERShares Global Entrepreneurs
Class Name	Institutional Class
Trading Symbol	ENTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2024 through December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.98%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%
Material Change Date	Dec. 31, 2024
AssetsNet	$ 41,584,887
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 115,784
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$41,584,887
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$115,784
Portfolio Turnover	47%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.7%
Materials	0.9%
Energy	1.0%
Money Market	1.4%
Utilities	2.3%
Industrials	5.1%
Health Care	10.4%
Consumer Discretionary	11.9%
Financials	13.7%
Communications	17.2%
Technology	35.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
Updated Prospectus Web Address	https://entrepreneurshares.com/investor-resources/
C000194842
Shareholder Report [Line Items]
Fund Name	ERShares Private-Public Crossover ETF
Trading Symbol	XOVR
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
AssetsNet	$ 205,670,660
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 414,705
InvestmentCompanyPortfolioTurnover	55.00%
Updated Prospectus Web Address	https://entrepreneurshares.com/investor-resources/